Commitments and contingencies	6 Months Ended
Jun. 30, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 11 – Commitments and contingencies

Legal Proceedings

At June 30, 2013, the Company was not party to any litigation.

Pledged Assets

The book value of assets pledged under mortgage and overdraft facilities at June 30, 2013 was $2,200.2 million (December 31, 2012: $2,098.1 million)

Purchase Commitments

At June 30, 2013, the Company had no contractual purchase commitments.

Guarantees

At June 30, 2013, the Company had issued the following guarantees in favor of third parties:

•	Guarantees issued in favor of banks in relation to customs in Nigeria (West Capella) for $157.4 million

•	Guarantees to Exxon (West Aquarius ) for $180 million and Total (West Capella) for $250 million in relation to Seadrill's formal contract holder's performance under the respective drilling contracts